Prepaid Expenses and Deposits (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits
Prepaid expenses and deposits consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Rental and utility deposits	449,172	3,867	493
Outsourcing service deposits	222,900	-	-
Prepaid data service and storage	59,973	7,685	980
Prepaid insurance	540,694	81,475	10,390
Prepaid legal and professional fees	1,592,888	651,660	83,098
Prepaid marketing	2,453,518	-	-
Prepaid repair and maintenance	40,222	9,431	1,203
Prepaid rents	28,412	5,639	719
Prepaid outsourcing fee	886,419	-	-
Other receivables	366,483	6,261	798
Prepaid others	34,572	36,074	4,599
Total prepaid expenses, deposits and other current assets	6,675,253	802,092	102,280
Less: amount classified as prepaid expenses and deposits, non-current	(233,588)	(237,111)	(30,236)
Prepaid expenses, deposits and other current assets	6,441,665	564,981	72,044

Schedule of Prepaid expenses and deposits, non-current
Prepaid expenses and deposits, non-current comprised of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Prepaid data service	6,168	4,675	596
Prepaid legal and professional fees	227,420	232,436	29,640
Prepaid expenses, non-current	233,588	237,111	30,236